Note 38 - Events after the reporting period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	May 03, 2023	Nov. 23, 2022	May 25, 2022	May 26, 2021	May 25, 2022	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 24, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.17	$ 0.28	$ 0.14
Dividends paid, per ADS (in dollars per share)		$ 0.34	$ 0.56	$ 0.28
Dividends recognised as distributions to owners		$ 201,000	$ 331,000	$ 165,000	$ 484,000	$ 248,000	$ 541,674	$ 322,099	$ 87,938
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share)	$ 0.51
Annual dividend proposed to be distributed, amount per ads (in dollars per share)	$ 1.02
Annual dividend proposed to be distributed	$ 602,000
Dividends payable, amount per share (in dollars per share)										$ 0.34
Dividends payable, amount per ads (in dollars per share)										$ 0.68
Annual dividend payable										$ 401,000